Note S - Consolidated Quarterly Financial Information (Unaudited) - Consolidated Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																								12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total interest income	$ 11,664		$ 11,317		$ 10,989		$ 11,738		$ 10,841		$ 9,824		$ 8,913		$ 9,770		$ 8,825		$ 9,016		$ 8,866		$ 9,627		$ 45,708	$ 39,348	$ 36,334
Total interest expense	1,135		1,049		918		873		806		839		707		670		694		731		717		697		3,975	3,022	2,839
Net interest income	10,529		10,268		10,071		10,865		10,035		8,985		8,206		9,100		8,131		8,285		8,149		8,930		41,733	36,326	33,495
Provision for loan losses	643	[1]	1,601	[1]	175	[1]	145	[1]	498	[2]	1,708	[2]	141	[2]	479	[2]	380	[3]	(11)	[3]	799	[3]	(78)	[3]	2,564	2,826	1,090
Noninterest income (3)	1,928	[4]	2,282	[4]	2,112	[4]	3,113	[4]	1,450	[4]	1,693	[4]	1,861	[4]	3,235	[4]	1,607	[4]	1,584	[4]	1,917	[4]	3,489	[4]	9,435	8,239	8,597
Noninterest expense	8,136		9,222		9,876		9,375		8,329		8,828		7,773		7,969		6,911		7,727		7,554		7,427		36,609	32,899	29,619
Net income	$ 898		$ 1,653		$ 1,741		$ 3,217		$ 2,024		$ 358		$ 1,706		$ 2,832		$ 1,898		$ 1,642		$ 1,410		$ 3,624		$ 7,509	$ 6,920	$ 8,574
Earnings per share (in dollars per share)	$ 0.19		$ 0.35		$ 0.37		$ 0.69		$ 0.43		$ 0.08		$ 0.41		$ 0.69		$ 0.46		$ 0.40		$ 0.34		$ 0.88		$ 1.60	$ 1.59	$ 2.08

[1]	During the third quarter of 2017, the Company experienced higher provision expense that was primarily related to general increases in specific allocations and increases in charge-offs within the commercial and residential real estate portfolios.
[2]	During the third quarter of 2016, the Company experienced higher provision expense that was primarily related to an increase in specific allocations impacted by the decline in collateral values of two impaired commercial real estate loan relationships. A re-appraisal of the commercial properties securing the loans identified further collateral depreciation, which resulted in a $2,435 increase to the specific allocations related to the loans.
[3]	During the first and third quarters of 2015, the Company experienced negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[4]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.